Long-term Investments - Changes in Long-term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Long-term investments
Balance at the beginning of the year	$ 993,630	$ 1,207,651	$ 1,179,466
Investments made/transfers from prepayments	374,709	151,332	278,968
Income from equity method investments, net	13,392	(24,069)	14,217
Dividend declared from equity method investments	(4,683)	(5,772)	(11,695)
Disposal of investments	(17,713)	(36,267)	(80,613)
Changes from measurement alternative to consolidation (Note 6)	(43,988)		(66,415)
Impairment on investments	(25,706)	(63,515)	(106,800)
Fair value change through earnings	43,002	(196,602)	(13,439)
Currency translation adjustment	(12,257)	(39,128)	13,962
Balance at the end of year	1,320,386	993,630	1,207,651
Equity Securities Without Readily Determinable Fair Values
Long-term investments
Balance at the beginning of the year	196,579	268,716	579,084
Investments made/transfers from prepayments	70,864	36,423	96,768
Disposal of investments	(3,463)	(29,974)	(75,667)
Changes from measurement alternative to consolidation (Note 6)	(43,988)		(66,415)
Reclassification of equity investment without readily determinable fair values to those with readily determinable fair values			(142,000)
Impairment on investments	(25,706)	(63,515)	(106,800)
Fair value change through earnings	10,877		(23,316)
Currency translation adjustment	(3,873)	(15,071)	7,062
Balance at the end of year	201,290	196,579	268,716
Equity Method Investment
Long-term investments
Balance at the beginning of the year	557,501	502,783	311,161
Investments made/transfers from prepayments	303,845	114,909	182,200
Income from equity method investments, net	13,392	(24,069)	14,217
Dividend declared from equity method investments	(4,683)	(5,772)	(11,695)
Disposal of investments	(14,250)	(6,293)
Reclassification of equity investment without readily determinable fair values to those with readily determinable fair values	153,407
Currency translation adjustment	(8,384)	(24,057)	6,900
Balance at the end of year	1,000,828	557,501	502,783
Equity Securities With Readily Determinable Fair Values
Long-term investments
Balance at the beginning of the year	239,550	436,152	289,221
Disposal of investments			(4,946)
Reclassification of equity investment without readily determinable fair values to those with readily determinable fair values	(153,407)		142,000
Fair value change through earnings	32,125	(196,602)	9,877
Balance at the end of year	$ 118,268	$ 239,550	$ 436,152